Document and Entity Information	Nov. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001607939
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	Udemy, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40956
Entity Tax Identification Number	27-1779864
Entity Address, Address Line One	600 Harrison Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(415)
Local Phone Number	813-1710
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	UDMY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false